Note 8 - Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 8 - Income Taxes (Details) [Line Items]
Undistributed Earnings of Foreign Subsidiaries	$ 185,067		$ 185,067	$ 127,001
Deferred Tax Assets, Valuation Allowance	15,778		15,778	41,446
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	17,019		17,019
Deferred Tax Assets, Operating Loss Carryforwards	21,368		21,368	12,783
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	11,811		11,811
Deferred Tax Assets, Gross	98,680		98,680	95,039
Deferred Tax Assets, Tax Credit Carryforwards, Foreign	22,822		22,822
Deferred Tax Assets, Tax Credit Carryforwards, Research	6,890		6,890
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	2,070		2,070
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	2,259		2,259
Tax Credit Carry Forward Period			10 years
Unrecognized Tax Benefits	25,653	23,500	25,653	22,759	18,833	22,502
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	25,653		25,653
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	(1,024)	(379)	618	(130)
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	4,245		4,245	3,972
State Income Taxes [Member]
Note 8 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Valuation Allowance	8,610		8,610
Foreign Net Operating Loss Carry Forwards [Member]
Note 8 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Valuation Allowance	702		702
Interest Benefit Recorded At A Foreign Subsidiary [Member]
Note 8 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Valuation Allowance	1,021		1,021
State and Local Jurisdiction [Member]
Note 8 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	266,640		266,640
Deferred Tax Assets, Gross	12,295		12,295
Valuation Allowances and Reserves, Balance	2,259		2,259
Foreign Tax Authority [Member]
Note 8 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Gross	3,115		3,115
Valuation Allowances and Reserves, Balance	$ 3,185		$ 3,185